Earnings per share (Details) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares
Earnings per share [Abstract]
Loss after income tax attributable to the owners of ioneer Limited | $	$ (4,070)		$ (9,554)
Weighted average number of ordinary shares used as the denominator [Abstract]
Issued ordinary shares - opening balance (in shares)	2,357,575,511		2,325,614,708
Effect of shares issued (in shares)	56,390,855		31,960,803
Weighted average number of ordinary shares (in shares)	2,413,966,366		2,357,575,511
Effect of dilution from options and rights on issue (in shares)	0		0
Weighted average number of ordinary shares for basic EPS (in shares)	2,413,966,366		2,357,575,511
Basic earnings per share (in dollars per share) | (per share)	$ (0.17)	$ (0.17)	$ (0.41)	$ (0.41)
Diluted earnings per share (in dollars per share) | (per share)	$ (0.17)	$ (0.17)	$ (0.41)	$ (0.41)
Effect of dilution from options and rights (in shares)	76,665,575		64,922,144